UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S DEFICIT - USD ($) $ in Thousands	Total BuzzFeed Inc. stockholders deficit	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common stock	Additional Paid-In Capital	Accumulated Deficit	Treasury stock	Accumulated other comprehensive income (loss)	Noncontrolling interests	Class A Common Stock	Class B Common Stock	Class C Common stock	Total
Balance at beginning (in shares) at Dec. 31, 2017		4,947,685	32,310,230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						$ (77,535)							$ (77,535)
Stock-based compensation					$ 5,020								5,020
Issuance of common stock upon exercise of stock options					640								640
Issuance of common stock upon exercise of stock options (In Shares)		46,664	901,325
Other comprehensive loss								$ (1,216)					(1,216)
Balance at ending (in shares) at Dec. 31, 2018		4,994,349	33,211,555
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(37,192)							(37,192)
Stock-based compensation					2,813								2,813
Issuance of common stock upon exercise of stock options					195								195
Issuance of common stock upon exercise of stock options (In Shares)		19,951	692,546
Other comprehensive loss								863					863
Balance at ending at Dec. 31, 2019		$ 1	$ 3		35,842	(357,154)	$ (820)	(1,243)					(323,371)
Balance at ending (in shares) at Dec. 31, 2019		5,014,300	33,904,101							5,014,300	33,904,101	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(13,624)							(13,624)
Stock-based compensation					390								390
Issuance of common stock upon exercise of stock options					38								38
Issuance of common stock upon exercise of stock options (In Shares)		3,000	53,000
Other comprehensive loss								(3,805)					(3,805)
Balance at ending at Mar. 31, 2020		$ 1	$ 3		36,270	(370,778)	(820)	(5,048)					(340,372)
Balance at ending (in shares) at Mar. 31, 2020		5,017,000	33,957,000
Balance at beginning at Dec. 31, 2019		$ 1	$ 3		35,842	(357,154)	(820)	(1,243)					(323,371)
Balance at beginning (in shares) at Dec. 31, 2019		5,014,300	33,904,101							5,014,300	33,904,101	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income													(21,909)
Other comprehensive loss													(2,838)
Balance at ending at Sep. 30, 2020		$ 1	$ 3		37,039	(379,063)	(820)	(4,081)					(346,921)
Balance at ending (in shares) at Sep. 30, 2020		5,025,000	34,082,000
Balance at beginning at Dec. 31, 2019		$ 1	$ 3		35,842	(357,154)	(820)	(1,243)					(323,371)
Balance at beginning (in shares) at Dec. 31, 2019		5,014,300	33,904,101							5,014,300	33,904,101	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						10,336							10,336
Stock-based compensation					1,189								1,189
Issuance of common stock upon exercise of stock options					159								159
Issuance of common stock upon exercise of stock options (In Shares)		20,159	210,226
Other comprehensive loss								(2,116)					(2,116)
Balance at ending at Dec. 31, 2020	$ (313,803)	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)					(313,803)
Balance at ending (in shares) at Dec. 31, 2020		5,034,459	34,114,327							5,034,459	34,114,327	0
Balance at beginning at Mar. 31, 2020		$ 1	$ 3		36,270	(370,778)	(820)	(5,048)					(340,372)
Balance at beginning (in shares) at Mar. 31, 2020		5,017,000	33,957,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(6,093)							(6,093)
Stock-based compensation					384								384
Issuance of common stock upon exercise of stock options					14								14
Issuance of common stock upon exercise of stock options (In Shares)		5,000	20,000
Other comprehensive loss								(23)					(23)
Balance at ending at Jun. 30, 2020		$ 1	$ 3		36,668	(376,871)	(820)	(5,071)					(346,090)
Balance at ending (in shares) at Jun. 30, 2020		5,022,000	33,977,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(2,192)							(2,192)
Stock-based compensation					327								327
Issuance of common stock upon exercise of stock options					44								44
Issuance of common stock upon exercise of stock options (In Shares)		3,000	105,000
Other comprehensive loss								990					990
Balance at ending at Sep. 30, 2020		$ 1	$ 3		37,039	(379,063)	(820)	(4,081)					(346,921)
Balance at ending (in shares) at Sep. 30, 2020		5,025,000	34,082,000
Balance at beginning at Dec. 31, 2020	(313,803)	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)					(313,803)
Balance at beginning (in shares) at Dec. 31, 2020		5,034,459	34,114,327							5,034,459	34,114,327	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants	35,000			$ 1	34,999								35,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in shares)				12,545,000
HuffPost Acquisition	24,064			$ 1	24,063				$ 2,122				26,186
HuffPost Acquisition (in shares)				8,625,000
Net loss	(11,367)					(11,367)			(18)				(11,385)
Stock-based compensation	138				138								138
Issuance of common stock upon exercise of stock options	142				142								142
Issuance of common stock upon exercise of stock options (In Shares)		19,000	161,000
Other comprehensive loss	(329)							(329)					(329)
Balance at ending at Mar. 31, 2021	(266,155)	$ 1	$ 3	$ 2	96,532	(358,185)	(820)	(3,688)	2,104				(264,051)
Balance at ending (in shares) at Mar. 31, 2021		5,053,000	34,275,000	21,170,000
Balance at beginning at Dec. 31, 2020	(313,803)	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)					(313,803)
Balance at beginning (in shares) at Dec. 31, 2020		5,034,459	34,114,327							5,034,459	34,114,327	0
Balance at ending at Jun. 30, 2021	(266,278)	$ 1	$ 3	$ 2	96,886	(358,767)	(820)	(3,583)	1,302				(264,976)
Balance at ending (in shares) at Jun. 30, 2021		5,082,000	34,455,000	21,170,000
Balance at beginning at Dec. 31, 2020	(313,803)	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)					(313,803)
Balance at beginning (in shares) at Dec. 31, 2020		5,034,459	34,114,327							5,034,459	34,114,327	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income													(15,735)
Other comprehensive loss													262
Balance at ending at Sep. 30, 2021	(268,782)	$ 1	$ 3	$ 2	97,683	(362,553)	(820)	(3,098)	1,697				(267,085)
Balance at ending (in shares) at Sep. 30, 2021		12,803,000	27,143,000	21,170,000						5,081,771	27,143,111	21,170,037
Balance at beginning at Mar. 31, 2021	(266,155)	$ 1	$ 3	$ 2	96,532	(358,185)	(820)	(3,688)	2,104				(264,051)
Balance at beginning (in shares) at Mar. 31, 2021		5,053,000	34,275,000	21,170,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(582)					(582)			(292)				(874)
Stock-based compensation	209				209								209
Issuance of common stock upon exercise of stock options	145				145								145
Issuance of common stock upon exercise of stock options (In Shares)		29,000	180,000
Merger of BuzzFeed Japan and HuffPost Japan									(510)				(510)
Other comprehensive loss	105							105					105
Balance at ending at Jun. 30, 2021	(266,278)	$ 1	$ 3	$ 2	96,886	(358,767)	(820)	(3,583)	1,302				(264,976)
Balance at ending (in shares) at Jun. 30, 2021		5,082,000	34,455,000	21,170,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income													(3,786)
Net loss	(3,786)					(3,786)			137				(3,649)
Stock-based compensation	503				503								503
Issuance of common stock upon exercise of stock options	294				294								294
Issuance of common stock upon exercise of stock options (In Shares)		43,000	366,000
Disposition of subsidiary									258				258
Conversion of shares (In Shares)		7,678,000	(7,678,000)
Other comprehensive loss	485							485					485
Balance at ending at Sep. 30, 2021	$ (268,782)	$ 1	$ 3	$ 2	$ 97,683	$ (362,553)	$ (820)	$ (3,098)	$ 1,697				$ (267,085)
Balance at ending (in shares) at Sep. 30, 2021		12,803,000	27,143,000	21,170,000						5,081,771	27,143,111	21,170,037